LOAN	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
LOAN [Text Block]

13. Loan

In June 2018, as part of the closing of the acquisition of Devon, the Company issued an unsecured non-interest bearing note in the amount $265,000, payable on demand, in satisfaction of the non-share component of the consideration for the Devon acquisition. As at December 31, 2019, the balance of $27,274 was outstanding (December 31, 2018 - $40,041).